NOTES RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
NOTES RECEIVABLE

NOTE 5 – NOTES RECEIVABLE

In March 2023 and October 2023, the Sponsor of the SPAC issued a promissory note to Xtribe PLC for $125,000 and $520,000. During the 4th quarter 2023, the Company advanced the Sponsor of the SPAC $218,800, which was part of a $418,800 March 2024 promissory note. The promissory notes have no stated interest rate and has a maturity date of the earlier to occur of (a) the consummation by the SPAC of an initial business combination and (b) the date of the liquidation of the SPAC. The amount of the promissory notes is equal to the amount that Xtribe Group LLC advanced to the Sponsor to cover the expenses of the SPAC as the Company agreed upon in March 2023.

On April 18, 2024, the Sponsor of the SPAC cancelled all previous promissory notes issued to Xtribe PLC for respectively $125,000, $520,000, $418,000 and $303,000 and issued a new promissory note to Xtribe Group LLC for $1,336,000 and $288,750. The promissory notes are non-interest bearing and have a maturity date of the earlier of (a) the consummation by the SPAC of an initial business combination and (b) the date of the liquidation of the SPAC. The amount of the promissory notes is equal to the amount that the Company advanced to the Sponsor to cover the expenses of the SPAC in accordance with a March 2023 agreement. As of June 30, 2024, there was $1,600,550 outstanding under the promissory note.

NOTE 5 – NOTES RECEIVABLE

In March 2023 and October 2023 the Sponsor of the SPAC issued a promissory note to Xtribe PLC for $125,000 and $520,000. During the 4th quarter 2023, the Company advanced the Sponsor of the SPAC $218,800, which was part of a $418,800 March 2024 promissory note. The promissory notes have no stated interest rate and has a maturity date of the earlier to occur of (a) the consummation by the SPAC of an initial business combination and (b) the date of the liquidation of the SPAC. The amount of the promissory notes is equal to the amount that Xtribe Group LLC advanced to the Sponsor to cover the expenses of the SPAC as the Company agreed upon in March 2023.